QUARTERLY RESULTS OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of unaudited quarterly interim financial information for the Corporation

The following table presents unaudited quarterly interim financial information for the Company for the periods presented:

	March 31,	June 30,	September 30,	December 31,
	2015	2015	2015	2015	Total
	(dollars in thousands)
Interest income	$9,303	$9,720	$9,817	$9,842	$38,682
Interest expense	565	556	556	548	2,225
Net interest income	8,738	9,164	9,261	9,294	36,457
Provision for possible loan and lease losses, net	-	-	-	30	30
Non-interest income	2,885	2,774	2,907	2,877	11,443
Non-interest expenses	8,030	8,559	8,524	9,102	34,215
Income before income taxes	3,593	3,379	3,644	3,039	13,655
Income taxes	976	677	925	771	3,349
Net income	$2,617	$2,702	$2,719	$2,268	$10,306
Basic earnings per share	$0.53	$0.56	$0.57	$0.48	$2.13
Weighted average shares outstanding	4,897,245	4,853,265	4,808,352	4,771,648	4,832,217

	March 31,	June 30,	September 30,	December 31,
	2015	2015	2015	2015	Total
	(dollars in thousands)
Interest income	$9,042	$9,103	$9,351	$9,284	$36,780
Interest expense	620	623	605	580	2,428
Net interest income	8,422	8,480	8,746	8,704	34,352
Provision for possible loan and lease losses, net	-	-	-	-	-
Non-interest income	2,651	3,091	3,177	2,808	11,727
Non-interest expenses	8,098	8,033	8,166	7,984	32,281
Income before income taxes	2,975	3,538	3,757	3,528	13,798
Income taxes	713	941	1,031	871	3,556
Net income	$2,262	$2,597	$2,726	$2,657	$10,242
Basic earnings per share	$0.45	$0.52	$0.55	$0.54	$2.06
Weighted average shares outstanding	5,017,789	4,977,506	4,934,815	4,909,910	4,963,826